Stockholders' Equity (Details) - Schedule of stock option plan - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock option plan [Abstract]
Number of options outstanding at the beginning of year	1,558,000		1,158,000	1,167,000
Weighted average exercise price options outstanding at the beginning of year	$ 1.74		$ 2.24	$ 2.34
Number of options granted		740,000	740,000	1,300,000
Weighted average exercise price granted		$ 1.97	$ 1.97	$ 1.32
Number of options exercised		(60,000)	(60,000)	(1,198,000)
Weighted average exercise price exercised		$ 1.35	$ 1.35	$ 1.97
Number of options forfeited	(818,000)	(280,000)	(280,000)	(111,000)
Weighted average exercise price forfeited	$ 1.54	$ 1.41	$ 1.41	$ 2.81
Number of options outstanding at end of year		1,558,000	1,558,000	1,158,000
Weighted average exercise price options outstanding at end of year		$ 1.74	$ 1.74	$ 2.24
Number of options exercisable at year end	402,500	1,118,000	1,118,000	1,138,000
Weighted average exercise price options exercisable at year end	$ 1.69	$ 1.57	$ 1.57	$ 2.36